Restructuring and Other Costs, Net (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 27, 2014
Restructuring And Other Costs, Net Disclosure
Restructuring and Related Cost, Percentage of Total Workforce Eliminated									3.00%	3.00%	4.00%
Identified Future Restructuring Costs												$ 50.0
Restructuring Reserve [Line Items]
Cost of Revenues									28.6	55.6	72.6
Selling, General and Administrative Expenses									73.5	12.5	61.5
Restructuring and Other Costs, Net									77.7	82.1	96.5
Total Restructuring and Other Costs, Net	50.3	36.3	57.2	36.0	42.9	37.3	38.9	31.1	179.8	150.2	230.6
Restructuring and Related Costs, Non-Cash Costs (Income), Net										15.0	15.0
Life Sciences Solutions [Member]
Restructuring Reserve [Line Items]
Cost of Revenues										0.7	1.0
Selling, General and Administrative Expenses									51.7
Restructuring and Other Costs, Net									4.4	7.8	9.8
Total Restructuring and Other Costs, Net									56.1	8.5	10.8
Restructuring and Related Costs, Cash Costs									4.4	7.4	9.9
Restructuring and Related Costs, Non-Cash Costs (Income), Net											(0.1)
Asset Writedowns										0.4
Life Sciences Solutions [Member] | Severance [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs										4.6	5.2
Life Sciences Solutions [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs										2.2	4.2
Life Sciences Solutions [Member] | Other Restructuring [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs										0.6	0.5
Life Sciences Solutions [Member] | Transaction Costs Related to Divestiture [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									4.1
Analytical Instruments [Member]
Restructuring Reserve [Line Items]
Cost of Revenues									2.9	0.4	29.1
Selling, General and Administrative Expenses									0.6	(0.1)	34.5
Restructuring and Other Costs, Net									20.9	32.8	42.2
Total Restructuring and Other Costs, Net									24.4	33.1	105.8
Restructuring and Related Costs, Cash Costs									23.6	24.8	36.7
Restructuring and Related Costs, Non-Cash Costs (Income), Net									(2.7)
Asset Writedowns										8.0
Impairment of Acquisition-related Intangible Assets											5.5
Analytical Instruments [Member] | Severance [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									18.3	16.4	12.0
Analytical Instruments [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									2.8	6.7	2.9
Analytical Instruments [Member] | Other Restructuring [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									2.5	1.7	0.6
Analytical Instruments [Member] | Dionex Monetized Equity Awards [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs											21.2
Specialty Diagnostics [Member]
Restructuring Reserve [Line Items]
Cost of Revenues									24.9	52.8	39.0
Selling, General and Administrative Expenses									12.9	13.7	24.0
Restructuring and Other Costs, Net									24.2	15.0	8.4
Total Restructuring and Other Costs, Net									62.0	81.5	71.4
Restructuring and Related Costs, Cash Costs										14.3	8.0
Restructuring and Related Costs, Non-Cash Costs (Income), Net											0.4
Asset Writedowns										0.7	1.2
Loss (Gain) due to Pension Plan Settlements and Curtailments											(0.8)
Specialty Diagnostics [Member] | Severance [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									17.8	11.3	6.7
Specialty Diagnostics [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									2.8	0.6	0.7
Specialty Diagnostics [Member] | Other Restructuring [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									3.5	2.4	0.6
Laboratory Products and Services [Member]
Restructuring Reserve [Line Items]
Cost of Revenues									0.8	1.7	3.5
Selling, General and Administrative Expenses										(0.9)	0
Restructuring and Other Costs, Net									25.2	25.5	34.0
Total Restructuring and Other Costs, Net									26.0	26.3	37.5
Restructuring and Related Costs, Cash Costs									22.9	19.1	24.3
Restructuring and Related Costs, Non-Cash Costs (Income), Net									2.3	6.4	9.7
Gain Related To Pre-acquisition Litigation-related Matter										5.6
Laboratory Products and Services [Member] | Severance [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									16.4	11.7	17.7
Laboratory Products and Services [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									4.1	3.8	4.1
Laboratory Products and Services [Member] | Other Restructuring [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									2.4	3.6	2.5
Corporate [Member]
Restructuring Reserve [Line Items]
Selling, General and Administrative Expenses									8.3	(0.2)	3.0
Restructuring and Other Costs, Net									3.0	1.0	2.1
Total Restructuring and Other Costs, Net									11.3	0.8	5.1
Corporate [Member] | Severance [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs										$ 1.0	$ 2.1